SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Accounts receivable	$ 0	$ 0	$ 4,000
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667	$ 11,667